Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

17) Income Taxes

(a) Components of Current and Deferred Tax Expense

All of the income from continuing operations before income taxes was taxable to Norway for the years ended December 31, 2014, 2013 and 2012 as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013	2012
Income before income taxes	$27,407	$17,891	$2,006

The significant components of current and deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013	2012
Current tax expense	$15	$686	$—
Deferred tax expense	—	2,141	1,261

Income tax expense	$15	$2,827	$1,261

(b) Tax Rate Reconciliation

Income taxes attributable to income from continuing operations was an income tax expense of $15, $2,827 and $1,261 for the years ended December 31, 2014, 2013 and 2012, respectively, and differed from the amounts computed by applying the Norwegian ordinary income tax rate of 27% in 2014 and 28% in the years before to pretax net income as a result of the following:

	Year Ended December 31,
(U.S. Dollars in thousands, except for tax rate)	2014	2013	2012
Income tax expense at Norwegian ordinary tax regime(1)	$—	$111	$562
Income tax expense at Norwegian tonnage tax regime		188	—
Income tax expense within UK	15	—	—
Adjustments for amounts not taxable under tonnage tax regime	—	—	(3,154)
Adjustments due to permanent differences	—	—	2,228
Translation differences (1)	—	(168)	(605)
Entrance tax into the Norwegian tonnage tax regime	—	2,696	—
Reduction in income tax benefit resulting from a change in valuation allowance	—	—	2,230

Income tax expense	$15	$2,827	$1,261

Effective tax rate	0%	16%	63%

(1)	These tax elements are related to the carve-out period in 2013, a total tax benefit of $57.

(c) Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are presented below.

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013
Deferred tax assets:
Interest rate swaps	$—	$41
Financial loss carry forwards for tonnage tax	9,100	7,718

Total deferred tax asset	9,100	7,759
Less valuation allowance	(9,100)	(7,759)

Net deferred tax asset	—	—

Deferred tax liabilities:
Entrance tax	1,402	2,141

Total deferred tax liabilities	1,402	2,141

Net deferred tax liabilities	$1,402	$2,141

The net deferred tax liability is classified in the consolidated and combined carve-out balance sheets as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013
Current deferred tax asset	$—	$—
Non-current deferred tax liabilities	(1,402)	(2,141)

Net deferred tax liabilities	$(1,402)	$(2,141)

Changes in the net deferred tax liabilities at December 31, 2014 and 2013 are presented below:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013
Net deferred tax liabilities at January 1	$2,141	$2,807
Change in temporary differences	(350)	111
Translation differences	(389)	(168)
Elimination of deferred tax not transferred to the partnership	—	(2,750)
Changes in temporary differences after the IPO date	—	2,141

Net deferred tax liabilities at December 31	$1,402	$2,141

A valuation allowance for deferred tax assets is recorded when it is more likely than not that some of or all of the benefit from the deferred tax asset will not be realized. The valuation allowances were $9,100 and $7,759 respectively, as of December 31, 2014 and 2013. The valuation allowances relate to the financial loss carry forwards and other deferred tax assets for tonnage tax that, in the judgment of the Partnership, are more-likely-than not to be realized reflecting the Partnership’s cumulative loss position for tonnage tax. In assessing the realizability of deferred tax assets, the Partnership considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized taking into account all the positive and negative evidence available. As of December 31, 2014, the Partnership has determined that the deferred tax assets are likely to not be realized, and the booked value was, therefore, zero.

After the reorganization of the Partnership’s predecessor’s activities into the new group structure in February 2013, all profit from continuing operations in Norway is taxable within the tonnage tax regime. The consequence of the reorganization is a one-time entrance tax into the Norwegian tonnage tax regime due to the Partnership’s acquisition of the shares in the subsidiary that owns the Fortaleza Knutsen and the Recife Knutsen. The total amount of the entrance tax was estimated to be approximately $3.0 million, which was recognized in the three months ended March 31, 2013. The entrance tax on this gain is payable over several years and is calculated by multiplying the Norwegian tax rate by the declining balance of the gain, which will decline by 20% each year. The Norwegian corporate tax rate has been reduced from 28% in 2013 to 27% in 2014. At December 31, 2013 the entrance tax had declined to approximately $2.7 million due to translation effects and tax rate changes. At December 31, 2014 the entrance tax had declined to approximately $1.8 million due to paid entrance tax, change in tax rate and translation effects. The taxes payable and the deferred tax liabilities, both mainly related to the entrance tax, are calculated based on a tax rate of 27%. Income tax expense for 2014 was calculated by multiplying the tax basis with the UK tax rate.

In 2013, the total entrance tax was estimated at $2.7 million of which approximately $0.6 million was estimated to be payable during 2014. In addition, ordinary tonnage taxes payable were estimated at $0.1 million. Total income taxes payable were estimated at $0.7 million as of December 31, 2013 and equaled taxes paid in 2014. In 2014, the total income taxes payable are estimated to be $0.4 million and income taxes payable consist of payable entrance tax and ordinary UK income tax.

Approximately $0.6 million of the estimated entrance tax of $2.7 million was paid during 2014 and approximately $0.4 million is estimated to be payable in the fourth quarter of 2015 and is presented as income taxes payable, while $1.4 million is presented as non-current deferred taxes payable.

The tax loss carry forward from ordinary taxation and financial loss carry forwards for tonnage tax have no expiration dates.

The Partnership’s Norwegian income tax returns are subject to examination by Norwegian tax authorities going back ten years from 2014. The Partnership had no unrecognized tax benefits as December 31, 2014 and 2013. During the years ended December 31, 2014 and 2013, the Partnership did not incur any interest or penalties on its tax return.